Fees Summary	Apr. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 758,300,000.00
Total Fee Amount	104,721.23
Total Offset Amount	0.00
Net Fee	$ 104,721.23
Offering Table N/A
Offset Table N/A	N/A